UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Real Estate Securities Income Fund

	Shares	Value ($)
Common Stocks 79.2%
Real Estate Investment Trust (“REITs”) 79.2%
Apartments 5.8%
Apartment Investment & Management Co. "A"	3,410	156,553
Education Realty Trust, Inc.	6,350	273,939
Equity Residential	5,800	373,114
		803,606
Diversified 22.1%
Artis Real Estate Investment Trust	45,128	426,875
Cominar Real Estate Investment Trust	32,240	375,001
Crombie Real Estate Investment Trust	35,050	382,305
Crown Castle International Corp.	3,410	321,256
Digital Realty Trust, Inc. (a)	3,940	382,653
Dream Office Real Estate Investment Trust	35,720	460,675
Duke Realty Corp.	7,230	197,596
DuPont Fabros Technology, Inc.	4,840	199,650
Lexington Realty Trust	10,700	110,210
Liberty Property Trust	5,250	211,838
The RMR Group, Inc. "A",	112	4,249
		3,072,308
Health Care 14.8%
Healthcare Trust of America, Inc. "A",	13,700	446,894
LTC Properties, Inc.	7,490	389,405
National Health Investors, Inc.	4,660	365,717
Sabra Health Care REIT, Inc.	16,290	410,182
Senior Housing Properties Trust	4,890	111,052
Ventas, Inc.	4,850	342,555
		2,065,805
Hotels 5.2%
DiamondRock Hospitality Co.	16,140	146,874
Hospitality Properties Trust	5,145	152,910
LaSalle Hotel Properties	10,630	253,738
Pebblebrook Hotel Trust (a)	6,330	168,378
		721,900
Industrial 1.5%
EastGroup Properties, Inc.	2,780	204,497
Manufactured Homes 2.1%
Sun Communities, Inc.	3,780	296,654
Office 7.6%
Brandywine Realty Trust	14,010	218,836
Columbia Property Trust, Inc.	11,110	248,753
Corporate Office Properties Trust	5,950	168,682
Easterly Government Properties, Inc.	11,540	220,183
Highwoods Properties, Inc.	1,200	62,544
New York REIT, Inc.	15,890	145,394
		1,064,392
Regional Malls 5.4%
CBL & Associates Properties, Inc.	8,120	98,577
General Growth Properties, Inc.	7,150	197,340
Pennsylvania Real Estate Investment Trust	4,070	93,732
Simon Property Group, Inc.	1,070	221,501
The Macerich Co.	1,730	139,905
		751,055
Shopping Centers 7.2%
Alexander's, Inc.	730	306,308
DDR Corp.	10,220	178,134
Federal Realty Investment Trust	1,730	266,299
Retail Properties of America, Inc. "A"	6,610	111,048
Urban Edge Properties	5,170	145,484
		1,007,273
Specialty Services 7.5%
Agree Realty Corp.	6,860	339,158
Realty Income Corp.	1,010	67,599
Spirit Realty Capital, Inc.	18,390	245,139
STORE Capital Corp.	13,220	389,594
		1,041,490
Total Common Stocks (Cost $10,652,575)		11,028,980
Preferred Stocks 20.0%
Real Estate Investment Trust (“REITs”) 20.0%
Diversified 3.5%
CoreSite Realty Corp. "A", 7.25%	4,020	103,997
Digital Realty Trust, Inc. "H", 7.375%	4,010	110,235
Vornado Realty Trust "G", 6.625%	5,430	139,768
Vornado Realty Trust "I", 6.625%	5,380	138,643
		492,643
Health Care 4.2%
Sabra Health Care REIT, Inc. "A", 7.125%	13,730	363,845
Welltower, Inc. "J", 6.5%	8,600	223,600
		587,445
Office 7.5%
Corporate Office Properties Trust "L", 7.375%	8,000	207,200
Kilroy Realty Corp. "G", 6.875%	16,940	435,358
Kilroy Realty Corp. "H", 6.375%	11,590	300,760
VEREIT, Inc. "F", 6.7%	3,890	103,630
		1,046,948
Regional Malls 0.8%
CBL & Associates Properties, Inc. "D", 7.375%	4,210	105,292
Shopping Centers 0.8%
DDR Corp. "K", 6.25%	4,280	111,580
Specialty Services 2.3%
Realty Income Corp. "F", 6.625%	12,500	325,625
Storage 0.9%
CubeSmart "A", 7.75%	4,690	118,000
Total Preferred Stocks (Cost $2,811,570)		2,787,533
Securities Lending Collateral 4.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $560,525)	560,525	560,525
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $4,440)	4,440	4,440
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,029,110) †	103.3	14,381,478
Other Assets and Liabilities, Net	(3.3)	(458,674)
Net Assets	100.0	13,922,804

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $14,770,100. At September 30, 2016, net unrealized depreciation for all securities based on tax cost was $388,622. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $619,389 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,008,011.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $548,291, which is 3.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$11,028,980	$—	$—	$11,028,980
Preferred Stocks (d)	2,787,533	—	—	2,787,533
Short-Term Investments (d)	564,965	—	—	564,965
Total	$14,381,478	$—	$—	$14,381,478

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016